                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Income Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of June 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/2008

HIGH INCOME TRUST II
SYMBOL: VLT
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/28/89)             4.98%         4.46%

10-year                               1.95         -0.35

5-year                                5.45          1.07

1-year                               -5.26         -9.08

6-month                              -7.18         -5.16
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust's returns would have been lower. Periods of less than one year are not annualized.

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged, broadbased index that reflects the general performance of the U.S. dollar denominated, fixed-rate, non-investment grade, taxable corporate bond market. Issuers are capped at 2% of the index. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

Volatility remained high throughout the six-month reporting period as a combination of tight credit conditions and a worsening economic outlook weighed on the market. In the first quarter of 2008, the Federal Reserve (the "Fed") continued its aggressive efforts to boost liquidity and the economy, including lowering the target federal funds rate by 200 basis points. The markets continued to struggle, however, as mortgage-related writedowns by financial institutions continued to mount and economic growth appeared to be slowing, prompting concerns of recession. As the quarter neared a close, news that the Fed had orchestrated the purchase of Bear Stearns by JPMorgan Chase at a fraction of its share price just weeks earlier further roiled the markets and led to fears that the entire financial system was in trouble. In this environment, the high yield bond market turned in its worst quarterly performance in history as weaker economic data, poor earnings releases, rising defaults and poor liquidity pushed prices considerably lower, leading to a first-quarter return of -2.97 percent (as measured by the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index). As would be expected in a declining market, lower-quality high yield bonds underperformed higher-quality issues.

Early in the second quarter, however, the Fed's efforts to enhance liquidity began to take hold. Investors began to take on risk, and the high yield market rebounded in April and May. In June, concerns about inflation grew, prompting the Fed to hold the target federal funds rate steady at 2.0 percent, where it had stood since the Fed's last rate cut in April, and the market to speculate that its easing campaign had finally come to an end. Inflationary pressures, coupled with new credit-related concerns caused investors to again question the outlook for the market and the economy. As a result, the high yield market reversed course, giving back much of the gains realized in the first two months of the quarter. Nonetheless, the high yield bond market returned 1.95 percent, beating equities for the second consecutive quarter. All high yield ratings categories had positive returns in the second quarter, with lower-quality bonds outperforming higher-quality bonds. High yield spreads tightened by 80 basis points during the second quarter, ending the reporting period 736 basis points over Treasuries. New high yield issuance remained low and while industry returns varied considerably, finance companies were consistently among the worst performers.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. The Trust underperformed its benchmark index, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, on both an NAV and market price basis.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

-------------------------------------------------------------------------
                                             LEHMAN BROTHERS
                     BASED ON MARKET   U.S. CORPORATE HIGH YIELD 2%
      BASED ON NAV        PRICE              ISSUER CAP INDEX

         -7.18%          -5.16%                   -1.08%
-------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The Trust's underperformance versus the benchmark was due in part to its higher relative credit quality. Although this defensive positioning was beneficial early in the period when the higher quality sector of the market outperformed the lower quality sector, it held back returns later in the period when lower quality issues had stronger results. The Trust's holdings in mortgage securities also held back performance as prices declined over the course of the period.

The Trust maintained an overweight relative to the benchmark in the health care sector, which was additive to returns as the sector performed well during the period. Additionally, the portfolio held no investments in the airline sector, which was beneficial as the sector struggled amid rising fuel prices.

Throughout the period, we continued to seek to maintain a balanced and well-diversified portfolio while allowing for strategic overweights in securities and sectors that we believed possessed the most attractive risk profiles. In terms of issuer size, we focused on larger companies because of their financial flexibility, their ability to withstand less favorable financial conditions, and their superior access to capital markets. At the end of the period, the Trust's major sector overweights included health care, energy, and chemicals. Key sector underweights included technology, buildings products/home builders, and manufacturing.

The Trust uses leverage to enhance its dividend to common shareholders. The Trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. During the course of the period, the Trust's borrowing activity became more expensive, thereby tempering its benefits.

Although credit spreads narrowed somewhat during the second quarter, they still remained much wider than long-term averages at the end of the period. As such, we are seeking opportunities to increase the portfolio's risk profile to a more neutral, rather than defensive, stance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 6/30/08
AAA/Aaa                                                           3.1%
A/a                                                               0.1
BBB/Baa                                                          17.4
BB/Ba                                                            32.8
B/B                                                              45.1
CCC/Ca                                                            1.3
CC/Ca                                                             0.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/08
Health Care                                                      11.8%
Utility                                                           9.3
Gaming & Leisure                                                  9.1
Energy                                                            8.4
Transportation                                                    5.5
Telecommunications                                                5.2
Cable                                                             4.7
Food & Tobacco                                                    4.1
Diversified Media                                                 3.6
Wireless Communications                                           3.6
Financial                                                         3.3
Information Technology                                            3.0
Retail                                                            2.9
Manufacturing                                                     2.7
Chemicals                                                         2.6
United States Treasury Obligation                                 2.5
Forest Products                                                   2.5
Food & Drug                                                       2.4
Metals                                                            2.2
Consumer Products                                                 1.6
Housing                                                           1.4
Broadcasting                                                      1.2
Collateralized Mortgage Obligations                               0.5
Services                                                          0.5
Thrifts & Mortgage Finance                                        0.1
Integrated Telecommunication Services                             0.0*
Apparel, Accessories & Luxury Goods                               0.0*
Highways & Railtracks                                             0.0*
IT Consulting & Other Services                                    0.0*
                                                                -----
Total Long-Term Investments                                      94.7
Total Short-Term Investments                                      5.3
                                                                -----
Total Investments                                               100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation percentages are as a percentage of long-term debt investments. Summary of investments by industry classification percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respective. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

PORTFOLIO MANAGEMENT CHANGE

       Van Kampen High Income Trust II is managed by members of the Adviser's Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Trust's portfolio is Steven K. Kreider, a Managing Director of the Adviser. Mr. Kreider has been associated with the Adviser in an investment management capacity since 1988 and began managing the Trust in June 2007.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Trust makes portfolio holdings information available by periodically providing the information on its public website, www.vankampen.com. The Trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Trust also provides Top 10 holdings information on the public web site approximately 15 business days following the end of each month. For more information, call (800) 341-2929.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a voluntary waiver of advisory fees effective July 1, 2006. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and the Fund's portfolio management strategy over time. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CORPORATE BONDS  178.4%
          BROADCASTING  2.3%
$  420    LIN Television Corp. ...........................   6.500%   05/15/13   $    386,400
   335    LIN Television Corp., Ser B.....................   6.500    05/15/13        308,200
   515    Salem Communications Corp. .....................   7.750    12/15/10        477,663
   495    Univision Communications, Inc. (a) (b)..........   9.750    03/15/15        366,300
                                                                                 ------------
                                                                                    1,538,563
                                                                                 ------------
          CABLE  9.2%
 1,175    Cablevision Systems Corp., Ser B (c)............   7.133    04/01/09      1,180,875
   495    CCH I LLC.......................................  11.000    10/01/15        369,394
   350    CCH II LLC......................................  10.250    09/15/10        340,375
   340    CSC Holdings, Inc. (b)..........................   8.500    06/15/15        335,750
   115    Direct TV Holdings LLC..........................   6.375    06/15/15        108,387
   980    Direct TV Holdings LLC (b)......................   7.625    05/15/16        970,200
   495    Echostar DBS Corp. .............................   5.750    10/01/08        496,237
 1,280    Echostar DBS Corp. .............................   6.375    10/01/11      1,238,400
   340    Echostar DBS Corp. .............................   6.625    10/01/14        315,350
   145    NTL Cable PLC (United Kingdom)..................   8.750    04/15/14        137,025
   100    NTL Cable PLC (United Kingdom)..................   9.125    08/15/16         94,250
   693    PanAmSat Corp. .................................   9.000    08/15/14        702,529
                                                                                 ------------
                                                                                    6,288,772
                                                                                 ------------
          CHEMICALS  5.0%
   740    Innophos, Inc. .................................   8.875    08/15/14        743,700
   705    Koppers, Inc. ..................................   9.875    10/15/13        743,775
   505    Nalco Co. ......................................   7.750    11/15/11        507,525
   750    Terra Capital, Inc. ............................   7.000    02/01/17        738,750
   834    Westlake Chemical Corp. ........................   6.625    01/15/16        704,730
                                                                                 ------------
                                                                                    3,438,480
                                                                                 ------------
          CONSUMER PRODUCTS  3.2%
   990    Jarden Corp. ...................................   7.500    05/01/17        866,250
   635    Oxford Industrials, Inc. .......................   8.875    06/01/11        615,950
   740    Steinway Musical Instruments, Inc. (b)..........   7.000    03/01/14        680,800
                                                                                 ------------
                                                                                    2,163,000
                                                                                 ------------
          DIVERSIFIED MEDIA  7.1%
 1,425    CanWest Media, Inc. (Canada)....................   8.000    09/15/12      1,275,375
   685    Dex Media West, LLC, Ser B......................   9.875    08/15/13        618,212
 2,610    Idearc, Inc. ...................................   8.000    11/15/16      1,654,088
   485    Interpublic Group of Cos., Inc. ................   6.250    11/15/14        421,950
   985    Valassis Communications, Inc. ..................   8.250    03/01/15        898,813
                                                                                 ------------
                                                                                    4,868,438
                                                                                 ------------
          ENERGY  16.3%
 1,440    CHC Helicopter Corp. (Canada)...................   7.375    05/01/14      1,501,200
 1,825    Chesapeake Energy Corp. ........................   6.625    01/15/16      1,761,125
   230    Cimarex Energy Co. .............................   7.125    05/01/17        227,125
   565    Compagnie Generale de Geophysique, SA
          (France)........................................   7.500    05/15/15        566,412
 1,500    Frontier Oil Corp. .............................   6.625    10/01/11      1,485,000

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          ENERGY (CONTINUED)
$  760    Helix Energy Solutions Group, Inc. (b)..........   9.500%   01/15/16   $    782,800
 1,610    Hilcorp Energy/Finance Corp. (b)................   7.750    11/01/15      1,553,650
   346    Kinder Morgan, Inc. ............................   6.500    09/01/12        339,080
 1,310    Massey Energy Co. ..............................   6.875    12/15/13      1,283,800
   195    Newfield Exploration Co. .......................   7.125    05/15/18        185,738
   620    OPTI Canada, Inc. (Canada)......................   8.250    12/15/14        620,000
   650    Pacific Energy Partners, LP.....................   7.125    06/15/14        656,030
   210    Plains Exploration & Production Co. ............   7.625    06/01/18        211,050
                                                                                 ------------
                                                                                   11,173,010
                                                                                 ------------
          FINANCIAL  6.5%
   500    Alfa MTN Invest, Ltd. (Cyprus) (b)..............   9.250    06/24/13        500,625
 2,535    Capmark Financial Group, Inc. ..................   5.875    05/10/12      1,789,634
    85    Capmark Financial Group, Inc. ..................   6.300    05/10/17         55,027
 1,795    GMAC LLC........................................   6.750    12/01/14      1,186,878
   185    ProLogis (REIT).................................   6.625    05/15/18        182,561
   240    Residential Capital LLC.........................   8.125    11/21/08        211,200
    45    Residential Capital LLC (b).....................   8.500    05/15/10         38,025
   506    Residential Capital LLC (b).....................   9.625    05/15/15        247,940
   178    UCAR Finance, Inc. .............................  10.250    02/15/12        185,120
                                                                                 ------------
                                                                                    4,397,010
                                                                                 ------------
          FOOD & DRUG  4.7%
   355    Axcan Intermediate Holdings, Inc. (b)...........  12.750    03/01/16        356,775
 1,230    Rite Aid Corp. .................................   8.125    05/01/10      1,248,450
 1,030    Rite Aid Corp. .................................   8.625    03/01/15        687,525
   560    SUPERVALU, Inc. ................................   7.500    05/15/12        568,574
   365    SUPERVALU, Inc. ................................   7.500    11/15/14        367,281
                                                                                 ------------
                                                                                    3,228,605
                                                                                 ------------
          FOOD & TOBACCO  7.9%
   465    Constellation Brands, Inc. .....................   7.250    05/15/17        437,100
   635    Michael Foods, Inc. ............................   8.000    11/15/13        628,650
 1,430    Pilgrim's Pride Corp. ..........................   7.625    05/01/15      1,183,325
 1,810    Smithfield Foods, Inc., Ser B...................   8.000    10/15/09      1,810,000
 1,500    Tyson Foods, Inc. ..............................   6.850    04/01/16      1,370,615
                                                                                 ------------
                                                                                    5,429,690
                                                                                 ------------
          FOREST PRODUCTS  4.9%
 1,270    Crown Americas LLC..............................   7.625    11/15/13      1,273,175
   850    Georgia-Pacific Corp. (b).......................   7.125    01/15/17        803,250
 1,000    Graphic Packaging International, Inc. ..........   9.500    08/15/13        960,000
   320    P.H. Glatfelter Co. ............................   7.125    05/01/16        315,200
                                                                                 ------------
                                                                                    3,351,625
                                                                                 ------------
          GAMING & LEISURE  17.7%
 2,595    Harrah's Operating Co., Inc. ...................   5.375    12/15/13      1,602,412
   750    Host Marriott LP................................   6.375    03/15/15        667,500
 1,135    Host Marriott LP, Ser J.........................   7.125    11/01/13      1,061,225
 2,475    Isle of Capri Casinos, Inc. ....................   7.000    03/01/14      1,757,250

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          GAMING & LEISURE (CONTINUED)
$1,740    Las Vegas Sands Corp. ..........................   6.375%   02/15/15   $  1,487,700
 2,900    MGM Mirage, Inc. ...............................   6.000    10/01/09      2,867,375
 1,510    Mohegan Tribal Gaming Authority.................   7.125    08/15/14      1,260,850
 1,160    Station Casinos, Inc. ..........................   6.000    04/01/12        928,000
   175    Station Casinos, Inc. ..........................   6.875    03/01/16         96,469
   490    Station Casinos, Inc. ..........................   7.750    08/15/16        377,300
                                                                                 ------------
                                                                                   12,106,081
                                                                                 ------------
          HEALTH CARE  23.0%
   725    Community Health Systems, Inc. .................   8.875    07/15/15        733,156
 1,845    DaVita, Inc. ...................................   6.625    03/15/13      1,780,425
 1,485    Fisher Scientific International, Inc. ..........   6.125    07/01/15      1,474,234
 1,000    FMC Finance III SA (Luxembourg).................   6.875    07/15/17        987,500
 1,290    Fresenius Medical Care Capital Trust IV.........   7.875    06/15/11      1,341,600
   595    HCA, Inc. ......................................   5.750    03/15/14        498,313
   170    HCA, Inc. ......................................   6.250    02/15/13        148,325
   895    HCA, Inc. ......................................   6.375    01/15/15        747,325
   335    HCA, Inc. ......................................   8.750    09/01/10        340,862
   465    HCA, Inc. ......................................   9.125    11/15/14        476,625
   165    Invacare Corp. .................................   9.750    02/15/15        165,825
   425    LVB Acquisition (a).............................  10.375    10/15/17        452,625
   500    Medco Health Solutions, Inc. ...................   7.125    03/15/18        520,156
   735    Omnicare, Inc. .................................   6.750    12/15/13        694,575
   710    Omnicare, Inc. .................................   6.875    12/15/15        660,300
   750    Res-Care, Inc. .................................   7.750    10/15/13        718,125
 1,430    Tenet Healthcare Corp. .........................   7.375    02/01/13      1,351,350
   575    Tenet Healthcare Corp. .........................   9.875    07/01/14        580,750
 1,405    Ventas Realty, LP (REIT)........................   6.750    06/01/10      1,405,000
   650    Warner Chilcott Corp. ..........................   8.750    02/01/15        663,000
                                                                                 ------------
                                                                                   15,740,071
                                                                                 ------------
          HOUSING  2.8%
 1,090    Interface, Inc., Ser B..........................   9.500    02/01/14      1,133,600
    80    Pulte Homes, Inc. ..............................   6.375    05/15/33         62,400
 1,035    Realogy Corp. ..................................  10.500    04/15/14        724,500
                                                                                 ------------
                                                                                    1,920,500
                                                                                 ------------
          INFORMATION TECHNOLOGY  5.9%
   435    Expedia, Inc. (b)...............................   8.500    07/01/16        427,387
   395    First Data Corp. (b)............................   9.875    09/24/15        344,144
 1,345    Freescale Semiconductor, Inc. ..................   8.875    12/15/14      1,099,537
 1,340    Iron Mountain, Inc. ............................   8.625    04/01/13      1,353,400
   740    KLA Instruments Corp. ..........................   6.900    05/01/18        726,745
    90    Lender Processing Services, Inc. (b) (d)........   8.125    07/01/16         90,563
                                                                                 ------------
                                                                                    4,041,776
                                                                                 ------------
          MANUFACTURING  5.2%
   330    Baldor Electric Co. ............................   8.625    02/15/17        333,300
 1,200    Case New Holland, Inc. .........................   7.125    03/01/14      1,182,000

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MANUFACTURING (CONTINUED)
$  925    JohnsonDiversey, Inc., Ser B....................   9.625%   05/15/12   $    938,875
   540    Propex Fabrics, Inc. (e) (f)....................  10.000    12/01/12          8,100
 1,140    RBS Global, Inc. & Rexnord Corp. ...............   9.500    08/01/14      1,105,800
                                                                                 ------------
                                                                                    3,568,075
                                                                                 ------------
          METALS  4.4%
   530    Evraz Group, SA (Luxembourg) (b)................   9.500    04/24/18        533,975
   245    Foundation, PA Coal Co. ........................   7.250    08/01/14        246,225
   735    Freeport-McMoRan Copper & Gold, Inc. ...........   8.375    04/01/17        776,630
 1,505    Novelis, Inc. (Canada)..........................   7.250    02/15/15      1,429,750
                                                                                 ------------
                                                                                    2,986,580
                                                                                 ------------
          RETAIL  5.6%
 1,045    Brown Shoe Co., Inc. ...........................   8.750    05/01/12      1,045,000
 1,400    JC Penney Corp., Inc. ..........................   8.000    03/01/10      1,452,907
 1,310    Phillips-Van Heusen Corp. ......................   7.250    02/15/11      1,319,825
                                                                                 ------------
                                                                                    3,817,732
                                                                                 ------------
          SERVICES  0.9%
   416    Aramark Services, Inc. .........................   5.000    06/01/12        366,080
    60    Aramark Services, Inc. (c)......................   6.372    02/01/15         56,400
   215    Aramark Services, Inc. .........................   8.500    02/01/15        211,775
                                                                                 ------------
                                                                                      634,255
                                                                                 ------------
          TELECOMMUNICATIONS  10.1%
   500    Axtel, SA (Mexico)..............................  11.000    12/15/13        535,000
   375    Citizens Communications Co. ....................   6.250    01/15/13        349,687
   500    Exodus Communications, Inc. (e) (f) (g).........  11.250    07/01/08              0
   290    Nordic Telephone Co. Holdings (Denmark) (b).....   8.875    05/01/16        285,650
 3,000    Qwest Corp. (c).................................   6.026    06/15/13      2,880,000
 1,000    Qwest Corp. ....................................   7.875    09/01/11      1,005,000
   750    Sprint Capital Corp. ...........................   6.900    05/01/19        659,321
   815    Wind Acquisition Finance, SA (Luxembourg) (b)...  10.750    12/01/15        859,825
   345    Windstream Corp. ...............................   8.125    08/01/13        345,862
                                                                                 ------------
                                                                                    6,920,345
                                                                                 ------------
          TRANSPORTATION  10.6%
 1,445    ArvinMeritor, Inc. .............................   8.750    03/01/12      1,278,825
 1,535    Ford Motor Credit Co. ..........................   7.000    10/01/13      1,131,535
 2,915    Ford Motor Credit Co. ..........................   7.250    10/25/11      2,260,556
 2,140    General Motors Acceptance Corp. ................   6.875    09/15/11      1,538,752
   490    Sonic Automotive, Inc., Ser B...................   8.625    08/15/13        455,700
   700    United Auto Group, Inc. ........................   7.750    12/15/16        616,000
                                                                                 ------------
                                                                                    7,281,368
                                                                                 ------------
          UTILITY  18.1%
 1,275    AES Corp. ......................................   7.750    03/01/14      1,263,844
   615    CMS Energy Corp. ...............................   6.300    02/01/12        612,507
   700    CMS Energy Corp. ...............................   8.500    04/15/11        734,248
 2,178    Colorado Interstate Gas Co. ....................   6.800    11/15/15      2,235,619
   795    Dynegy Holdings, Inc. ..........................   7.750    06/01/19        727,425

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          UTILITY (CONTINUED)
$  405    Equitable Resources, Inc. ......................   6.500%   04/01/18   $    406,309
   800    Intergen NV (Netherlands) (b)...................   9.000    06/30/17        832,000
   405    IPALCO Enterprises, Inc. .......................   8.625    11/14/11        423,225
   740    Israel Electric Corp., Ltd. (Israel) (b)........   7.250    01/15/19        756,748
   510    Nevada Power Co., Ser A.........................   8.250    06/01/11        550,900
   765    NRG Energy, Inc. ...............................   7.375    01/15/17        724,837
   735    Reliant Energy, Inc. ...........................   7.875    06/15/17        722,138
   315    Sierra Pacific Power Co., Ser H.................   6.250    04/15/12        324,125
   690    Texas Competitive Electric Holdings Co. LLC Ser
          A (b)...........................................  10.250    11/01/15        679,650
 1,435    Texas Competitive Electric Holdings Co. LLC Ser
          B (b)...........................................  10.250    11/01/15      1,413,475
                                                                                 ------------
                                                                                   12,407,050
                                                                                 ------------
          WIRELESS COMMUNICATIONS  7.0%
   240    American Tower Corp. ...........................   7.125    10/15/12        243,600
 1,425    American Tower Corp. ...........................   7.500    05/01/12      1,446,375
 1,775    Nextel Communications, Inc., Ser E..............   6.875    10/31/13      1,500,933
 1,000    Rural Cellular Corp. ...........................   8.250    03/15/12      1,030,000
   605    VimpelCom Class B (Ireland) (b).................   9.125    04/30/18        596,116
                                                                                 ------------
                                                                                    4,817,024
                                                                                 ------------

          TOTAL CORPORATE BONDS  178.4%.......................................    122,118,050
                                                                                 ------------

          UNITED STATES TREASURY OBLIGATION  4.9%
 3,400    United States Treasury Bond.....................   4.500    02/15/36      3,376,894
                                                                                 ------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  1.0%
   417    American Home Mortgage Assets (c)...............   2.782    06/25/47        161,823
   391    American Home Mortgage Assets (c)...............   2.792    10/25/46        158,417
   438    Countrywide Alternative Loan Trust (c)..........   2.761    03/20/47        170,934
   450    Countrywide Alternative Loan Trust (c)..........   3.002    10/25/46         19,969
   375    Countrywide Alternative Loan Trust (c)..........   3.302    01/25/36         26,250
   275    Greenpoint Mortgage Funding Trust (c)...........   2.892    09/25/46         21,545
   375    Harborview Mortgage Loan Trust (c)..............   3.031    08/21/36         20,391
   700    Lehman XS Trust (c).............................   3.482    03/25/47         24,500
   548    Luminent Mortgage Trust (c).....................   2.842    07/25/36         32,523
   325    Structured Asset Mortgage Investments, Inc.
          (c).............................................   2.852    08/25/36         16,250
                                                                                 ------------

          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS...........................        652,602
                                                                                 ------------

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
EQUITIES  0.2%
DecisionOne Corp. (5,483 Common Shares) (g) (h)..............................   $          0
Federal National Mortgage Association
  (8.750%, 3,580 Convertible Preferred Shares)...............................        137,114
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (g) (h)........              0
VS Holdings, Inc. (20,207 Common Shares) (g) (h).............................              0
XO Holdings, Inc. (681 Common Shares) (h)....................................            279
XO Holdings, Inc., Ser A (1,364 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................             41
XO Holdings, Inc., Ser B (1,022 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................             10
XO Holdings, Inc., Ser C (1,022 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................             31
                                                                                ------------

TOTAL EQUITIES...............................................................        137,475
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  184.5%
  (Cost $139,649,066)........................................................    126,285,021
                                                                                ------------

SHORT-TERM INVESTMENTS  10.3%
REPURCHASE AGREEMENTS  7.4%
Banc of America Securities ($1,530,615 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated
  06/30/08, to be sold on 07/01/08 at $1,530,721)............................      1,530,615
Citigroup Global Markets, Inc. ($1,530,615 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.50%,
  dated 06/30/08, to be sold on 07/01/08 at $1,530,721)......................      1,530,615
JPMorgan Chase & Co. ($459,184 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $459,218)..............................        459,184
State Street Bank & Trust Co. ($1,512,586 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.85%,
  dated 06/30/08, to be sold on 07/01/08 at $1,512,664)......................      1,512,586
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS..................................................      5,033,000
                                                                                ------------


UNITED STATES GOVERNMENT AGENCY OBLIGATION  2.9%
United States Treasury Bill
  ($2,000,000 par, yielding 1.583%, 10/09/08 maturity) (i)...................      1,991,392
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS  10.3%
  (Cost $7,024,392)..........................................................      7,024,392
                                                                                ------------

TOTAL INVESTMENTS  194.8%
  (Cost $146,673,458)........................................................    133,309,413

OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%..................................        626,372

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (95.7%)..................    (65,500,329)
                                                                                ------------

NET ASSETS  100.0%...........................................................   $ 68,435,456
                                                                                ============

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

REIT--Real Estate Investment Trust

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) Payment-in-kind security.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Floating Rate Coupon

(d) Security purchased on a when-issued or delayed delivery basis.

(e) Non-income producing as security is in default.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(h) Non-income producing security.

(i) All or a portion of this security has been physically segregated in connection with open futures contracts or swap contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2008
  (Current Notional Value of $211,203 per contract).........      26          $(5,869)
U.S. Treasury Notes 5-Year Futures, September 2008
  (Current Notional Value of $110,555 per contract).........       4              647
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2008
  (Current Notional Value of $115,594 per contract).........      23            3,414
U.S. Treasury Notes 10-Year Futures, September 2008
  (Current Notional Value of $113,922 per contract).........     213             (808)
                                                                 ---          -------
  TOTAL FUTURES CONTRACTS...................................     266          $(2,616)
                                                                 ===          =======

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2008:

CREDIT DEFAULT SWAPS

                                                       PAY/
                                                      RECEIVE                NOTIONAL
                                          BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
    COUNTERPARTY       REFERENCE ENTITY  PROTECTION    RATE        DATE       (000)     PAYMENTS       VALUE
Bank of America,
 N.A. ...............  Carnival Corp.       Buy        1.57%     03/20/18     $  810    $      0    $    (2,683)
Bank of America,
 N.A. ...............  Goodrich Corp.       Buy        0.70      03/20/13        565           0         (4,776)
Bank of America,
 N.A. ...............  Goodrich Corp.       Buy        0.82      03/20/18        395           0         (6,233)
Bank of America,
 N.A. ...............  Nordstrom, Inc.      Buy        1.03      03/20/18        545           0          6,639
Bank of America,
 N.A. ...............  Pactiv Corp.         Buy        1.38      03/20/13      1,195           0        (14,885)
Bank of America,
 N.A. ...............  Sealed Air Corp.     Buy        1.08      03/20/18        245           0         11,200
Bank of America,
 N.A. ...............  Sealed Air Corp.     Buy        1.12      03/20/18        350           0         15,000
Bank of America,
 N.A. ...............  Textron
                       Financial Corp.      Buy        0.80      03/20/18        640           0         19,797
Bank of America,
 N.A. ...............  Toll Brothers,
                       Inc.                 Buy        2.25      03/20/18        345           0          6,445
Bank of America,
 N.A. ...............  Toll Brothers,
                       Inc.                 Buy        2.90      03/20/13        685           0            434
Citibank, N.A., New
 York................  Eaton Corp.          Buy        0.82      03/20/18      1,045           0          3,601
Credit Suisse
 International.......  ABX.HE.AAA.06-1      Buy        0.18      07/25/45        730     116,734         58,009
Credit Suisse
 International.......  ABX.HE.AAA.06-1      Buy        0.18      07/25/45        730     109,438         58,009
Credit Suisse
 International.......  Arrow
                       Electronics,
                       Inc.                 Buy        1.00      03/20/15        855           0         (6,586)
Credit Suisse
 International.......  Arrow
                       Electronics,
                       Inc.                 Buy        1.11      03/20/13      1,105           0        (15,094)
Credit Suisse
 International.......  Pactiv Corp.         Buy        1.35      03/20/13      1,195           0        (13,619)
Deutsche Bank AG.....  Washington
                       Mutual, Inc.         Buy        5.00      06/20/13        720           0         25,692
Goldman Sachs
 International.......  AvalonBay
                       Communities,
                       Inc.                 Buy        2.20      06/20/13      1,220           0        (28,785)
Goldman Sachs
 International.......  AvalonBay
                       Communities,
                       Inc.                 Buy        3.05      03/20/13      1,330           0        (78,268)
Goldman Sachs
 International.......  Carnival Corp.       Buy        1.60      03/20/18         70           0           (569)

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                       PAY/
                                                      RECEIVE                NOTIONAL
                                          BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
    COUNTERPARTY       REFERENCE ENTITY  PROTECTION    RATE        DATE       (000)     PAYMENTS       VALUE
Goldman Sachs
 International.......  Coca-Cola
                       Enterprises,
                       Inc.                 Buy        0.59%     03/20/13     $1,370    $      0    $    (9,756)
Goldman Sachs
 International.......  Eaton Corp.          Buy        0.97      03/20/18        450           0         (3,580)
Goldman Sachs
 International.......  FirstEnergy
                       Corp.                Buy        1.25      03/20/13      1,315           0        (23,535)
Goldman Sachs
 International.......  Goodrich Corp.       Buy        0.47      03/20/18        365           0          4,099
Goldman Sachs
 International.......  Merrill Lynch &
                       Co., Inc.            Buy        2.45      03/20/13        735           0          3,187
Goldman Sachs
 International.......  ProLogis             Buy        2.97      06/20/13        770           0        (21,733)
Goldman Sachs
 International.......  ProLogis             Buy        3.33      03/20/13        585           0        (24,625)
Goldman Sachs
 International.......  Sealed Air Corp.     Buy        1.08      03/20/18        480           0         21,942
Goldman Sachs
 International.......  Sealed Air Corp.     Buy        1.24      03/20/18        235           0          8,058
Goldman Sachs
 International.......  Textron
                       Financial Corp.      Buy        1.05      03/20/13      1,110           0          7,629
Goldman Sachs
 International.......  Trane, Inc.          Buy        0.50      03/20/13        250           0           (103)
Goldman Sachs
 International.......  Trane, Inc.          Buy        0.60      03/20/18        105           0            403
JP Morgan Chase Bank,
 N.A. ...............  Merrill Lynch &
                       Co., Inc.            Buy        2.30      03/20/13        700           0          7,188
JP Morgan Chase Bank,
 N.A. ...............  Nordstrom, Inc.      Buy        1.07      03/20/18        430           0          3,962
JP Morgan Chase Bank,
 N.A. ...............  Nordstrom, Inc.      Buy        1.15      03/20/18        430           0          1,411
JP Morgan Chase Bank,
 N.A. ...............  The Pepsi
                       Bottling Group,
                       Inc.                 Buy        0.58      03/20/13        340           0         (2,018)
JP Morgan Chase Bank,
 N.A. ...............  The Pepsi
                       Bottling Group,
                       Inc.                 Buy        0.63      03/20/13        470           0         (3,806)
Lehman Brothers
 Special Financing,
 Inc. ...............  Arrow
                       Electronics,
                       Inc.                 Buy        1.04      03/20/18        145           0         (1,277)
Lehman Brothers
 Special Financing,
 Inc. ...............  Arrow
                       Electronics,
                       Inc.                 Buy        1.40      03/20/13      2,025           0        (52,820)

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                       PAY/
                                                      RECEIVE                NOTIONAL
                                          BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
    COUNTERPARTY       REFERENCE ENTITY  PROTECTION    RATE        DATE       (000)     PAYMENTS       VALUE
Lehman Brothers
 Special Financing,
 Inc. ...............  Coca-Cola
                       Enterprises,
                       Inc.                 Buy        0.64%     03/20/13     $1,235    $      0    $   (11,604)
Lehman Brothers
 Special Financing,
 Inc. ...............  Goodrich Corp.       Buy        0.45      03/20/18        450           0          5,748
Lehman Brothers
 Special Financing,
 Inc. ...............  Goodrich Corp.       Buy        0.46      03/20/18        320           0          3,841
Lehman Brothers
 Special Financing,
 Inc. ...............  MetLife, Inc.        Buy        2.15      03/20/13        785           0        (30,074)
Merrill Lynch
 International.......  Carnival Corp.       Buy        1.50      03/20/18        795           0         (3,123)
Merrill Lynch
 International.......  Carnival Corp.       Buy        1.57      03/20/18        670           0         (2,219)
Merrill Lynch
 International.......  Carnival Corp.       Buy        1.60      03/20/18        445           0         (3,617)
Merrill Lynch
 International.......  Eaton Corp.          Buy        0.92      03/20/18        490           0         (2,036)
Merrill Lynch
 International.......  The Walt Disney
                       Co.                  Buy        0.77      03/20/13      2,025           0        (31,446)
UBS AG...............  Martin Marietta
                       Materials, Inc.      Buy        1.73      03/20/18        320           0         (4,401)
UBS AG...............  Martin Marietta
                       Materials, Inc.      Buy        1.78      03/20/13        320           0         (3,861)
UBS AG...............  Textron
                       Financial Corp.      Buy        1.00      03/20/13        660           0          6,160
UBS AG...............  Textron
                       Financial Corp.      Buy        1.01      03/20/13        450           0          4,199
UBS AG...............  Textron
                       Financial Corp.      Buy        1.06      03/20/13      1,100           0        (12,640)
UBS AG...............  Toll Brothers,
                       Inc.                 Buy        2.90      03/20/13      1,060           0            672
UBS AG...............  Trane, Inc.          Buy        0.50      03/20/13        755           0           (312)
UBS AG...............  Trane, Inc.          Buy        0.60      03/20/18        790           0          3,030
Goldman Sachs
 International.......  CDX.NA.HY.10        Sell        5.00      06/20/13      3,645    (218,700)      (215,176)
Goldman Sachs
 International.......  CDX.NA.IG.HVOL.9    Sell        1.40      12/20/12        800     (69,210)       (63,246)
JP Morgan Chase Bank,
 N.A. ...............  SLM Corp.           Sell        4.95      03/20/13        385           0          7,599
Lehman Brothers
 Special Financing,
 Inc. ...............  CDX.NA.HY.9         Sell        3.75      12/20/12      4,554    (293,164)      (449,130)
Merrill Lynch
 International.......  CDX.NA.IG.HVOL.9    Sell        1.40      12/20/12        815     (86,083)       (64,432)

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                       PAY/
                                                      RECEIVE                NOTIONAL
                                          BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
    COUNTERPARTY       REFERENCE ENTITY  PROTECTION    RATE        DATE       (000)     PAYMENTS       VALUE
Merrill Lynch
 International.......  SLM Corp.           Sell        5.00%     03/20/13     $  385    $      0    $     8,303
UBS AG...............  CDX.NA.HY.10        Sell        5.00      06/20/13      2,060     (66,950)      (121,608)
                                                                                        ---------   -----------
TOTAL CREDIT DEFAULT SWAPS...........................................................   $(507,935)  $(1,031,419)
                                                                                        =========   ===========

INTEREST RATE SWAPS

                                                        PAY/
                                                      RECEIVE                         NOTIONAL
                                                      FLOATING   FIXED   EXPIRATION    AMOUNT
         COUNTERPARTY           FLOATING RATE INDEX     RATE     RATE       DATE       (000)        VALUE
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        5.550%   02/22/18    $ 2,618    $    34,898
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        5.070    04/14/18      2,680        (11,578)
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        5.638    03/07/18      9,260        150,845
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        4.983    04/15/18      2,315        (17,200)
Bank of America, N.A. ........  USD-LIBOR BBA         Receive    5.380    04/15/23      2,805           (954)
Bank of America, N.A. ........  USD-LIBOR BBA         Receive    5.470    04/14/23      3,430         (9,638)
Bank of America, N.A. ........  USD-LIBOR BBA         Receive    5.958    02/22/23      3,266        (53,464)
Bank of America, N.A. ........  USD-LIBOR BBA         Receive    6.040    03/07/23     11,905       (220,957)
Deutsche Bank AG..............  EUR-EURIBOR Reuters   Receive    4.934    07/01/18     10,695         (9,093)
Deutsche Bank AG..............  EUR-EURIBOR Reuters   Pay        5.268    07/02/23     13,400        (32,490)
Deutsche Bank AG..............  USD-LIBOR BBA         Pay        5.031    10/25/17     20,700        684,125
JP Morgan Chase Bank, N.A. ...  USD-LIBOR BBA         Pay        5.361    08/24/17      8,200        578,288
JP Morgan Chase Bank, N.A. ...  USD-LIBOR BBA         Pay        5.428    08/20/17      9,700        737,085
JP Morgan Chase Bank, N.A. ...  USD-LIBOR BBA         Receive    3.966    03/25/18      2,200         98,399
JP Morgan Chase Bank, N.A. ...  USD-LIBOR BBA         Receive    3.966    03/25/18      3,300        147,599
Merrill Lynch Capital
 Services, Inc. ..............  USD-LIBOR BBA         Pay        5.000    04/15/18      3,085        (21,009)
Merrill Lynch Capital
 Services, Inc. ..............  USD-LIBOR BBA         Receive    5.395    04/16/23      3,945         (2,959)
                                                                                                 -----------
TOTAL INTEREST RATE SWAPS.....................................................................     2,051,897
                                                                                                 -----------
SWAP COLLATERAL RECEIVED FROM COUNTERPARTY
 JP Morgan Chase Bank, N.A. ..................................................................    (1,350,000)
 Deutsche Bank AG.............................................................................      (590,000)
                                                                                                 -----------
TOTAL SWAP COLLATERAL RECEIVED................................................................   $(1,940,000)
                                                                                                 -----------
TOTAL SWAP AGREEMENTS.........................................................................   $  (919,522)
                                                                                                 ===========

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $146,673,458).......................  $133,309,413
Cash........................................................           708
Swap Contracts..............................................       388,263
Receivables:
  Investments Sold..........................................    38,043,616
  Interest..................................................     2,428,037
                                                              ------------
    Total Assets............................................   174,170,037
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    38,133,616
  Investment Advisory Fee...................................        72,765
  Income Distributions--Common Shares.......................        36,859
  Variation Margin on Futures...............................        15,219
  Other Affiliates..........................................        11,718
Swap Contracts..............................................     1,307,785
Trustees' Deferred Compensation and Retirement Plans........       574,882
Accrued Expenses............................................        81,408
                                                              ------------
    Total Liabilities.......................................    40,234,252
Preferred Shares (including accrued distributions)..........    65,500,329
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 68,435,456
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($68,435,456 divided by
  18,851,327 shares outstanding)............................  $       3.63
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 18,851,327 shares issued and
  outstanding)..............................................  $    188,513
Paid in Surplus.............................................   139,578,548
Net Unrealized Depreciation.................................   (11,838,248)
Accumulated Undistributed Net Investment Income.............    (1,336,660)
Accumulated Net Realized Loss...............................   (58,156,697)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 68,435,456
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 2,616 issued with liquidation preference of
  $25,000 per share)........................................  $ 65,400,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $133,835,456
                                                              ============

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  5,431,688
Other.......................................................        56,220
                                                              ------------
    Total Income............................................     5,487,908
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       483,077
Preferred Share Maintenance.................................        89,468
Professional Fees...........................................        44,559
Accounting and Administrative Expenses......................        24,855
Reports to Shareholders.....................................        19,221
Transfer Agent Fees.........................................        18,843
Custody.....................................................        18,787
Registration Fees...........................................         9,925
Trustees' Fees and Related Expenses.........................         7,583
Depreciation in Trustees' Deferred Compensation Accounts....       (25,356)
Other.......................................................         6,730
                                                              ------------
    Total Expenses..........................................       697,692
    Investment Advisory Fee Reduction.......................        34,505
                                                              ------------
    Net Expenses............................................       663,187
                                                              ------------
NET INVESTMENT INCOME.......................................  $  4,824,721
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    (48,234)
  Futures...................................................      (364,503)
  Swap Contracts............................................      (110,811)
                                                              ------------
  Net Realized Loss.........................................      (523,548)
                                                              ------------
UNREALIZED APPRECIATION/DEPRECIATION:
  Beginning of the Period...................................    (3,891,900)
                                                              ------------
  End of the Period:
    Investments.............................................   (13,364,045)
    Futures.................................................        (2,616)
    Swap Contracts..........................................     1,528,413
                                                              ------------
                                                               (11,838,248)
                                                              ------------
Net Unrealized Depreciation During the Period...............    (7,946,348)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (8,469,896)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (1,995,453)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ (5,640,628)
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED       YEAR ENDED
                                                        JUNE 30, 2008      DECEMBER 31, 2007
                                                       -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $ 4,824,721          $ 9,584,360
Net Realized Loss....................................       (523,548)            (406,871)
Net Unrealized Depreciation During the Period........     (7,946,348)          (3,331,551)
Distributions to Preferred Shareholders:
  Net Investment Income..............................     (1,995,453)          (3,530,876)
                                                         -----------          -----------

Change in Net Assets Applicable to Common Shares from
  Operations.........................................     (5,640,628)           2,315,062
Distributions to Common Shareholders:
  Net Investment Income..............................     (2,921,964)          (6,224,682)
                                                         -----------          -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES.........................     (8,562,592)          (3,909,620)

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares.................................            -0-             (173,301)
                                                         -----------          -----------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES.............................................     (8,562,592)          (4,082,921)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..............................     76,998,048           81,080,969
                                                         -----------          -----------
End of the Period (Including accumulated
  undistributed net investment income of $(1,336,660)
  and $(1,243,964), respectively)....................    $68,435,456          $76,998,048
                                                         ===========          ===========

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,    --------------------------------------------------------
                                                2008       2007         2006         2005         2004      2003
                                             ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $  4.08     $  4.29      $  4.28      $  4.76      $  4.57   $  3.79
                                              -------     -------      -------      -------      -------   -------
 Net Investment Income......................     0.26(a)     0.51(a)      0.49(a)      0.52         0.52      0.52
 Net Realized and Unrealized Gain/Loss......    (0.44)      (0.20)        0.05        (0.45)        0.16      0.75
 Common Share Equivalent of Distributions
   Paid to Preferred Shareholders:
   Net Investment Income....................    (0.11)      (0.19)       (0.17)       (0.11)       (0.05)    (0.04)
   Return of Capital Distributions..........      -0-         -0-          -0-          -0-          -0-       -0-(f)
                                              -------     -------      -------      -------      -------   -------
Total from Investment Operations............    (0.29)       0.12         0.37        (0.04)        0.63      1.23
Distributions Paid to Common Shareholders:
   Net Investment Income....................    (0.16)      (0.33)       (0.36)       (0.44)       (0.44)    (0.44)
   Return of Capital Distributions..........      -0-         -0-          -0-          -0-          -0-     (0.01)
                                              -------     -------      -------      -------      -------   -------
NET ASSET VALUE, END OF THE PERIOD..........  $  3.63     $  4.08      $  4.29      $  4.28      $  4.76   $  4.57
                                              =======     =======      =======      =======      =======   =======
Common Share Market Price at End of the
 Period.....................................  $  3.30     $  3.63      $  4.02      $  4.14      $  5.14   $  5.08
Total Return* (b)...........................   -5.16%**    -1.71%        6.02%      -11.46%       10.83%    37.20%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)............  $  68.4     $  77.0      $  81.1      $  80.8      $  38.6   $  37.1
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)...........    1.82%       1.84%        2.00%        2.43%        2.12%     2.25%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares*
 (c)........................................   13.22%      12.06%       11.69%       11.89%       11.51%    12.29%
Portfolio Turnover..........................      21%**       37%          48%          62%          86%       74%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c).........    1.92%       1.93%        2.05%          N/A          N/A       N/A
  Ratio of Net Investment Income to Average
    Net Assets Applicable to Common Shares
    (c).....................................   13.12%      11.97%       11.64%          N/A          N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c).............    0.96%       1.01%        1.10%        1.37%        1.21%     1.24%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d)........................................    7.75%       7.61%        7.70%        9.24%       10.40%    11.34%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..........    2,616       2,616        2,616        2,616        1,112     1,112
Asset Coverage Per Preferred Share (e)......  $51,199     $54,487      $56,040      $55,933      $59,715   $58,320
Involuntary Liquidating Preference Per
 Preferred Share............................  $25,000     $25,000      $25,000      $25,000      $25,000   $25,000
Average Market Value Per Preferred Share....  $25,000     $25,000      $25,000      $25,000      $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Income Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's investment objective is to provide high current income, while seeking to preserve shareholders' capital through investment in a professionally managed diversified portfolio of income producing, fixed income securities. The Trust commenced investment operations on April 28, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3--significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Trust's investments carried at value:

                                                             INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                               SECURITIES       INSTRUMENTS*
Level 1--Quoted Prices.....................................   $    137,475       $   (2,616)
Level 2--Other Significant Observable Inputs...............    133,171,938        1,020,478
Level 3--Significant Unobservable Inputs...................            -0-              -0-
                                                              ------------       ----------
Total......................................................   $133,309,413       $1,017,862
                                                              ============       ==========

*   Other financial instruments include futures, forwards and swap contracts.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until after payment is made. At June 30, 2008, the Trust had $90,000 of when-issued or delayed delivery purchase commitments.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other"

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and New York. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2007, the Trust had an accumulated capital loss carry forward for tax purposes of $56,962,475 which will expire according to the following schedule.

  AMOUNT                                                                    EXPIRATION
$ 9,851,557 ...........................................................  December 31, 2008
 17,412,110 ...........................................................  December 31, 2009
 17,027,138 ...........................................................  December 31, 2010
  6,782,916 ...........................................................  December 31, 2011
    875,105 ...........................................................  December 31, 2012
    565,263 ...........................................................  December 31, 2013
  4,400,827 ...........................................................  December 31, 2014
     47,559 ...........................................................  December 31, 2015

    Due to a merger with another regulated investment company, a portion of the capital loss carry forward referred to above may be limited under Internal Revenue Code Section 382.

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $147,238,883
                                                              ============
Gross tax unrealized appreciation...........................  $    794,812
Gross tax unrealized depreciation...........................   (14,724,282)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(13,929,470)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $9,733,991
  Return of Capital.........................................         -0-
                                                              ----------
                                                              $9,733,991
                                                              ==========

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $15,356

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .70% of the average daily net assets including preferred shares of the Trust. For the six months ended June 30, 2008, the Adviser voluntarily waived $34,505 of its investment advisory fees. This represents .05% of the average daily net assets including preferred shares of the Trust. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2008, the Trust recognized expenses of approximately $4,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended June 30, 2008, the Trust recognized expenses of approximately $23,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions in common shares were as follows:

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2008      DECEMBER 31, 2007
Beginning Shares......................................     18,851,327          18,893,621
Shares Repurchased*...................................            -0-             (42,294)
                                                           ----------          ----------
Ending Shares.........................................     18,851,327          18,851,327
                                                           ==========          ==========

* For the period ended December 31, 2007, the Trust repurchased 42,294 of its shares at an average discount of 6.269% from net asset value per share.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $27,889,815 and $27,604,983, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $0 and $54,934, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect the Trust against possible changes in the market value of its portfolio or to generate potential gain. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended June 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2007............................     290
Futures Opened..............................................     929
Futures Closed..............................................    (953)
                                                                ----
Outstanding at June 30, 2008................................     266
                                                                ====

B. SWAP CONTRACTS The Trust may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Trust may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Trust accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Trust had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Trust may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    If there is a default by the counterparty to a swap agreement, the Trust will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39: Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within "Swap Contracts" on the Statement of Assets and Liabilities. For cash collateral received, the Trust pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

6. MORTGAGE BACKED SECURITIES

The Trust may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities.

    Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Trust may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Trust. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

7. PREFERRED SHARES

The Trust has outstanding 2,616 Auction Preferred Shares (APS). Series A contains 1,112 shares and Series B contains 1,504 shares. Dividends are cumulative and the dividend rate on each series is currently reset every 28 days through an auction process. Beginning on February 20, 2008 and continuing through June 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. If the preferred shares are unable to be remarketed on a remarketing date, the Trust would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 150% of the applicable commercial paper rate on the date. The average rate in effect on June 30, 2008 was 7.078%. During the six months ended June 30, 2008, the rates ranged from 4.400% to 7.103%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

8. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN HIGH INCOME TRUST II

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN HIGH INCOME TRUST II

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was held on June 18, 2008, where shareholders voted on the election of trustees.

With regard to the election of the following trustees by common and preferred shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
David C. Arch.............................................  14,721,570            741,480
Jerry D. Choate...........................................  14,656,575            806,475
Howard J. Kerr............................................  14,656,029            807,021
Suzanne H. Woolsey........................................  14,660,451            802,599

The other trustees of the Trust whose terms did not expire in 2008 are Rod Dammeyer, Linda Hutton Heagy, R. Craig Kennedy, Jack E. Nelson, Hugo F. Sonnenschein, and Wayne W. Whalen.

  Van Kampen High Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                 902, 911, 104
                                                                   VLTSAN 8/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-04214P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008